Shareholders' Equity (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholders Equity Note [Abstract]
Shareholder's Equity
8. Shareholder’s Equity
On August 10, 2022, the Company issued $5.0 million of equity through a private placement for 2,500,000 shares priced at $2.00 per share. The participants in the private placement consisted of members of the Company's Board of Directors. The Company used the proceeds for growth capital in the Company's specialty core business segments.
As of March 31, 2023 and December 31, 2022, the Company had 12,215,849 issued and outstanding shares of common stock, respectively. Holders of common stock are entitled to one vote per share and to receive dividends only when and if declared by the board of directors. The holders have no preemptive, conversion or subscription rights.

12. Shareholders’ Equity
Common Stock
On August 10, 2022, the Company issued $5.0 million of common equity through a private placement of 2,500,000 shares priced at $2.00 per share. The participants in the private placement consisted of members of the Company's Board of Directors. The Company used the proceeds for growth capital in the Company's specialty core business segments.
For the year ended December 31, 2022, the Company repurchased 1,968 shares of stock valued at approximately $4,000 related to the vesting of the Company’s restricted stock units. The Company's additional paid-in capital relating to the Company's stock repurchases was $10,000 for the year ended December 31, 2022. The capital increase was due to a $14,000 adjustment for cash returned related to the Company's stock repurchase program.
For the year ended December 31, 2021, the Company repurchased 3,886 shares of stock valued at approximately $12,000 related to the vesting of the Company’s restricted stock units. Upon the repurchase of the Company’s shares, the shares remain authorized, but not issued or outstanding.
As of December 31, 2022 and 2021, the Company had 12,215,849 and 9,707,817 issued and outstanding shares of common stock, respectively.
Holders of common stock are entitled to one vote per share and to receive dividends only when and if declared by the board of directors. The holders have no preemptive, conversion or subscription rights.